united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund

(CTVAX, CTVCX, CTVIX)

Catalyst Insider Buying Fund

(INSAX, INSCX, INSIX)

Catalyst Energy Infrastructure Fund

(Formerly, Catalyst MLP & Infrastructure Fund)

(MLXAX, MLXCX, MLXIX)

Catalyst Buyback Strategy Fund

(BUYAX, BUYCX, BUYIX)

Catalyst/MAP Global Equity Fund

(CAXAX, CAXCX, CAXIX)

Catalyst/Lyons Tactical Allocation Fund

(CLTAX, CLTCX, CLTIX)

 Catalyst Dynamic Alpha Fund

(CPEAX, CPECX, CPEIX)

December 31, 2020

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Portfolio Review	Page 1
Portfolios of Investments	Page 8
Statements of Assets and Liabilities	Page 20
Statements of Operations	Page 22
Statements of Changes in Net Assets	Page 24
Financial Highlights	Page 27
Notes to Financial Statements	Page 41
Supplemental Information	Page 54
Expense Example	Page 58
Privacy Notice	Page 59

Catalyst Small-Cap Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **
Class A	16.37%	1.29%	3.16%	0.21%	3.55%
Class A with load	9.67%	(4.54)%	1.94%	(0.39)%	3.12%
Class C	15.88%	0.53%	2.39%	(0.55)%	2.81%
Class I	16.53%	1.56%	3.42%	0.46%	6.93%
Russell 2000 Total Return Index(a)	37.85%	19.96%	13.26%	11.20%	8.94%
S&P SmallCap 600 Index (b)	35.74%	2.53%	10.31%	10.34%	8.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.98% for Class A, 3.73% for Class C and 2.73% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an index.

(b)	The S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

**	Inception date is July 31, 2006 for Class A, Class C and the benchmark, and March 27, 2009 for Class I.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	38.8%
Automotive	12.5%
Engineering & Construction	6.2%
E-Commerce Discretionary	6.2%
Internet Media & Services	5.9%
Medical Equipment & Devices	5.8%
Real Estate Investment Trusts	4.8%
Consumer Services	4.7%
Specialty Finance	4.4%
Telecommunications	3.0%
Other/Cash & Equivalents	7.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	25.31%	14.36%	10.84%	11.07%
Class A with load	18.11%	7.79%	9.53%	10.37%
Class C	24.82%	13.51%	10.01%	10.52%
Class I	25.47%	14.71%	11.14%	6.95%
S&P 500 Total Return Index(a)	22.16%	18.40%	15.22%	14.33%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.69% for Class A, 2.44% for Class C and 1.44% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	34.9%
Technology Services	26.9%
E-Commerce Discretionary	8.6%
Internet Media & Services	5.1%
Renewable Energy	4.8%
Leisure Products	4.7%
Entertainment Content	4.1%
Health Care Facilities & Services	3.8%
Institutional Financial Services	3.8%
Biotechnology & Pharmaceuticals	2.3%
Other/Cash & Equivalents	1.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Energy Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	9.10%	(29.40)%	(1.89)%	(11.08)%
Class A with load	2.85%	(33.52)%	(3.05)%	(11.95)%
Class C	8.68%	(29.83)%	(2.61)%	(11.71)%
Class I	9.21%	(29.19)%	(1.62)%	(10.85)%
Alerian MLP Total Return Index(a)	10.92%	(28.69)%	(5.94)%	(10.82)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 1.81% for Class A, 2.57% for Class C, and 1.56% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Oil & Gas Producers	97.8%
Gas & Water Utilities	2.1%
Other/Cash & Equivalents	0.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buyback Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	22.84%	2.25%	8.77%	5.99%
Class A with load	15.79%	(3.65)%	7.50%	5.10%
Class C	22.33%	1.38%	7.95%	5.20%
Class I	23.01%	2.51%	9.03%	6.27%
S&P 500 Total Return Index(a)	22.16%	18.40%	15.22%	12.92%
S&P 400 Total Return Index(b)	29.51%	22.77%	13.86%	11.18%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.97% for Class A, 2.72% for Class C and 1.71% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The S&P 400 Total Return Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

**	Inception date is December 31, 2013.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	13.6%
Medical Equipment & Devices	10.0%
Health Care Facilities & Services	8.8%
Technology Hardware	8.3%
Semiconductors	7.4%
Wholesale - Discretionary	5.8%
Retail - Consumer Staples	5.2%
Internet Media & Services	4.7%
Industrial Support Services	4.7%
Technology Services	4.4%
Other/Cash & Equivalents	27.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	17.68%	5.46%	9.14%	8.14%
Class A with load	10.92%	(0.61)%	7.86%	7.46%
Class C	17.29%	4.68%	8.30%	7.32%
Class I	17.82%	5.66%	9.42%	6.23%
MSCI All Country World Stock Index(a)	24.26%	16.82%	12.86%	9.96%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.64% for Class A, 2.39% for Class C, and 1.38% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry (long only) or Asset Type	% of Net Assets
Biotechnology & Pharmaceuticals	12.3%
Food	8.6%
Telecommunications	7.1%
Technology Hardware	7.0%
Semiconductors	6.6%
Wholesale - Consumer Staples	5.5%
Gas & Water Utilities	4.9%
Closed End Fund	4.8%
Aerospace & Defense	4.7%
Engineering & Construction	4.4%
Other/Cash & Equivalents	34.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	27.46%	27.83%	10.17%	11.76%
Class A with load	20.15%	20.48%	8.88%	10.98%
Class C	27.07%	26.88%	9.36%	10.94%
Class I	27.66%	28.12%	10.44%	8.44%
Lipper Flexible Portfolio Funds Index(a)	18.18%	15.01%	9.91%	8.62%
S&P 500 Total Return Index(b)	22.16%	18.40%	15.22%	14.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.95% for Class A, 2.72% for Class C, and 1.70% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Lipper Flexible Portfolio Funds Index,” is an index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States. Investors cannot invest directly in an index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the benchmarks, and June 6, 2014, for Class I.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Leisure Facilities & Services	15.1%
Retail - Discretionary	10.9%
Health Care Facilities & Services	9.7%
Technology Hardware	9.3%
Retail - Consumer Staples	8.4%
Technology Services	7.3%
Diversified Industrials	4.4%
Semiconductors	4.2%
Software	3.7%
Commercial Support Services	3.6%
Other/Cash & Equivalents	23.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	16.27%	21.00%	12.04%	15.01%
Class A with load	9.58%	14.04%	10.72%	14.26%
Class C	15.90%	20.08%	11.21%	14.15%
Class I	16.45%	21.32%	12.32%	12.35%
S&P 500 Total Return Index(a)	22.16%	18.40%	15.22%	15.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 1.54% for Class A, 2.29% for Class C and 1.29% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 22, 2011, for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry or Asset Type	% of Net Assets
Software	14.1%
Internet Media & Services	11.3%
Semiconductors	10.8%
E-Commerce Discretionary	8.6%
Health Care Facilities & Services	7.0%
Retail - Discretionary	6.5%
Technology Services	6.1%
Technology Hardware	5.6%
Entertainment Content	5.6%
Medical Equipment & Devices	5.1%
Other/Cash & Equivalents	19.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 97.1%
	AUTOMOTIVE - 12.5%
19,280	XPEL, Inc. * ^	$994,077

	CONSUMER SERVICES - 4.7%
9,250	2U, Inc. *	370,092

	E-COMMERCE DISCRETIONARY - 6.2%
8,300	Stitch Fix, Inc. *	487,376

	ENGINEERING & CONSTRUCTION - 6.2%
5,450	Exponent, Inc.	490,663

	ENTERTAINMENT CONTENT - 2.5%
940	Take-Two Interactive Software, Inc. *	195,323

	INTERNET MEDIA & SERVICES - 5.9%
2,400	Fiverr International Ltd. *	468,240

	MEDICAL EQUIPMENT & DEVICES - 5.8%
739	Repligen Corporation *	141,615
23,500	Zynex, Inc. * ^	316,310
		457,925
	REITS - 4.8%
29,112	CoreCivic, Inc.	190,684
21,489	GEO Group, Inc. (The) ^	190,393
		381,077
	SEMICONDUCTORS - 2.3%
1,150	Inphi Corporation *	184,540

	SOFTWARE - 38.8%
4,970	Cerence, Inc. *	499,386
2,450	CyberArk Software Ltd. *	395,896
6,800	Digital Turbine, Inc. *	384,608
2,600	Everbridge, Inc. * ^	387,582
8,100	Mimecast Ltd. *	460,404
630	Paylocity Holding Corporation *	129,723
2,356	Red Violet, Inc. *	61,515
980	RingCentral, Inc. *	371,391
8,360	Upland Software, Inc. *	383,640
		3,074,145
	SPECIALTY FINANCE - 4.4%
75,960	Paysign, Inc. * ^	352,454

	TELECOMMUNICATIONS - 3.0%
6,920	8x8, Inc. *	238,532

	TOTAL COMMON STOCK (Cost - $5,657,936)	7,694,444

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 16.2%
1,287,902	Mount Vernon Liquid Assets Portfolio LLC, 0.16% + #	$1,287,902
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,287,902)

	TOTAL INVESTMENTS - 113.3% (Cost - $6,945,838)	$8,982,346
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(1,057,686)
	NET ASSETS - 100.0%	$7,924,660

Ltd. - Limited Company

LLC - Limited Liability Company

REITs - Real Estate Investment Trusts

*	Non-income producing security.

+	Variable rate security. Rate is as of December 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,221,865 at December 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 99.0%
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.3%
7,000	CRISPR Therapeutics A.G. *	$1,071,770

	E-COMMERCE DISCRETIONARY - 8.6%
670	Amazon.com, Inc. *	2,182,143
1,100	MercadoLibre, Inc. * ^	1,842,742
		4,024,885
	ENTERTAINMENT CONTENT - 4.1%
3,200	Activision Blizzard, Inc.	297,120
15,800	Bilibili, Inc. - ADR * ^	1,354,376
1,000	Electronic Arts, Inc.	143,600
650	Take-Two Interactive Software, Inc. *	135,063
		1,930,159
	HEALTH CARE FACILITIES & SERVICES - 3.8%
8,900	Teladoc Health, Inc. * ^	1,779,644

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
15,300	Intercontinental Exchange, Inc.	1,763,937

	INTERNET MEDIA & SERVICES - 5.1%
3,950	Netflix, Inc. *	2,135,884
1,040	Wix.com Ltd. * ^	259,958
		2,395,842
	LEISURE PRODUCTS - 4.7%
14,700	Peloton Interactive, Inc. *	2,230,284

	RENEWABLE ENERGY - 4.8%
7,050	SolarEdge Technologies, Inc. * ^	2,249,796

	SOFTWARE - 34.9%
1,580	Adobe, Inc. *	790,190
1,580	Alteryx, Inc. *	192,428
12,200	Bandwidth, Inc. * ^	1,874,774
10,700	Crowdstrike Holdings, Inc. *	2,266,474
10,000	DocuSign, Inc. *	2,223,000
145	Microsoft Corporation	32,251
6,190	Okta, Inc. * ^	1,573,869
5,900	RingCentral, Inc. *	2,235,923
3,950	ServiceNow, Inc. *	2,174,199
3,900	Splunk, Inc. *	662,571
3,370	Veeva Systems, Inc. *	917,482
4,280	Zoom Video Communications, Inc. * ^	1,443,730
		16,386,891
	TECHNOLOGY SERVICES - 26.9%
3,280	MarketAxess Holdings, Inc.	1,871,437
10,250	Mastercard, Inc.	3,658,635
6,400	PayPal Holdings, Inc. *	1,498,880
9,850	Square, Inc. *	2,143,754
15,700	Visa, Inc.	3,434,061
		12,606,767

	TOTAL COMMON STOCK (Cost - $34,531,019)	46,439,975

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 27.1%
12,722,784	Mount Vernon Liquid Assets Portfolio LLC, 0.16% + #	$12,722,784
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $12,722,784)

	TOTAL INVESTMENTS - 126.1% (Cost - $47,253,803)	$59,162,759
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.1)%	(12,246,465)
	NET ASSETS - 100.0%	$46,916,294

ADR - American Depositary Receipt

LLC - Limited Liability Company

Ltd. - Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of December 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $12,086,687 at December 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 99.9%
	GAS & WATER UTILITIES - 2.1%
2,835	Atmos Energy Corporation	$270,544
8,646	NiSource, Inc.	198,339
4,100	Northwest Natural Holding Company	188,559
4,508	ONE Gas, Inc.	346,079
14,143	South Jersey Industries, Inc.	304,782
4,058	Southwest Gas Holdings, Inc.	246,524
6,425	Spire, Inc.	411,457
		1,966,284
	OIL & GAS PRODUCERS - 97.8%
135,246	Cheniere Energy, Inc. *	8,118,817
24,915	Crestwood Equity Partners, L.P.	472,887
127,738	Enbridge, Inc.	4,086,339
1,144,110	Energy Transfer, L.P.	7,070,600
929,915	EnLink Midstream, LLC	3,449,985
431,091	Enterprise Products Partners, L.P.	8,445,073
470,679	Equitrans Midstream Corporation	3,784,259
227,304	Gibson Energy, Inc.	3,668,265
52,518	Hess Midstream, L.P.	1,027,777
352,421	Inter Pipeline Ltd.	3,283,546
200,282	Keyera Corporation	3,556,027
295,590	Kinder Morgan, Inc.	4,040,715
97,344	Magellan Midstream Partners, L.P.	4,131,279
52,282	Marathon Petroleum Corporation	2,162,384
13,236	MPLX, L.P.	286,559
70,668	NuStar Energy, L.P.	1,018,326
109,087	ONEOK, Inc.	4,186,759
285,885	Pembina Pipeline Corporation	6,764,039
208,444	Plains GP Holdings, L.P.	1,761,352
159,585	Targa Resources Corporation	4,209,852
100,375	TC Energy Corporation	4,087,270
705,767	Tellurian, Inc. *	903,382
4,778	Western Midstream Partners, L.P.	66,032
462,176	Williams Companies, Inc. (The)	9,266,629
		89,848,153

	TOTAL COMMON STOCK (Cost - $119,571,085)	91,814,437

	TOTAL INVESTMENTS - 99.9% (Cost - $119,571,085)	$91,814,437
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	98,021
	NET ASSETS - 100.0%	$91,912,458

LLC - Limited Liability Company

L.P. - Limited Partnership

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 98.5%
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.4%
620	Biogen, Inc. *	$151,813

	COMMERCIAL SUPPORT SERVICES - 2.9%
3,800	TriNet Group, Inc. *	306,280

	ELECTRICAL EQUIPMENT - 1.4%
1,100	Keysight Technologies, Inc. *	145,299

	ENGINEERING & CONSTRUCTION - 3.2%
4,770	Quanta Services, Inc.	343,535

	ENTERTAINMENT CONTENT - 3.5%
2,540	Electronic Arts, Inc.	364,744

	HEALTH CARE FACILITIES & SERVICES - 8.8%
380	Chemed Corporation ^	202,392
2,785	Providence Service Corporation (The) * ^	386,085
12,210	Select Medical Holdings Corporation *	337,729
		926,206
	HOUSEHOLD PRODUCTS - 2.8%
2,155	Procter & Gamble Company (The)	299,847

	INDUSTRIAL SUPPORT SERVICES - 4.7%
10,135	Triton International Ltd.	491,649

	INSURANCE - 2.5%
1,150	Berkshire Hathaway, Inc. *	266,651

	INTERNET MEDIA & SERVICES - 4.7%
25	Alphabet, Inc. *	43,816
5,490	GoDaddy, Inc. *	455,396
		499,212
	LEISURE FACILITIES & SERVICES - 3.1%
845	Domino’s Pizza, Inc. ^	324,024

	MEDICAL EQUIPMENT & DEVICES - 10.0%
1,400	Masimo Corporation *	375,732
180	Mettler-Toledo International, Inc. *	205,142
1,690	West Pharmaceutical Services, Inc.	478,794
		1,059,668
	RETAIL - CONSUMER STAPLES - 5.2%
4,400	Big Lots, Inc. ^	188,892
585	Dollar General Corporation	123,026
1,620	Walmart, Inc.	233,523
		545,441
	SEMICONDUCTORS - 7.4%
4,675	Qorvo, Inc. *	777,312

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	SOFTWARE - 13.6%
545	Cerner Corporation	$42,772
14,365	Dropbox, Inc. * ^	318,759
1,960	Microsoft Corporation	435,943
4,200	Oracle Corporation	271,698
1,385	Qualys, Inc. * ^	168,790
2,720	SS&C Technologies Holdings, Inc.	197,880
		1,435,842
	SPECIALTY FINANCE - 3.8%
12,975	Mr. Cooper Group, Inc. *	402,614

	TECHNOLOGY HARDWARE - 8.3%
6,640	Apple, Inc.	881,062

	TECHNOLOGY SERVICES - 4.4%
845	FactSet Research Systems, Inc.	280,962
355	Fair Isaac Corporation * ^	181,419
		462,381

	TRANSPORTATION & LOGISTICS - 1.0%
1,150	CSX Corporation	104,362

	WHOLESALE - DISCRETIONARY - 5.8%
1,645	Pool Corporation	612,762

	TOTAL COMMON STOCK (Cost - $7,531,768)	10,400,704

	COLLATERAL FOR SECURITIES LOANED - 17.5%
1,846,300	Mount Vernon Liquid Assets Portfolio LLC, 0.16% + #	1,846,300
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,846,300)

	TOTAL INVESTMENTS - 116.0% (Cost - $9,378,068)	$12,247,004
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0)%	(1,694,022)
	NET ASSETS - 100.0%	$10,552,982

LLC - Limited Liability Company

Ltd. - Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of December 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,805,116 at December 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 89.4%
	AEROSPACE & DEFENSE - 4.7%
100,000	Kratos Defense & Security Solutions, Inc. *	$2,743,000

	ASSET MANAGEMENT - 3.8%
21,800	Groupe Bruxelles Lambert S.A.	2,201,089

	BEVERAGES - 3.1%
128,500	Distell Group Holdings Ltd.	831,428
1,800,000	Thai Beverage PCL	1,001,021
		1,832,449
	BIOTECHNOLOGY & PHARMACEUTICALS - 12.3%
11,800	Johnson & Johnson	1,857,084
26,345	Novartis A.G. - ADR	2,487,758
34,650	Sanofi - ADR	1,683,644
62,300	Takeda Pharmaceutical Company Ltd. - ADR	1,133,860
		7,162,346
	CHEMICALS - 3.3%
83,070	Mosaic Company (The)	1,911,441

	CONSTRUCTION MATERIALS - 0.4%
8,000	MDU Resources Group, Inc.	210,720

	E-COMMERCE DISCRETIONARY - 3.9%
45,500	eBay, Inc.	2,286,375

	ENGINEERING & CONSTRUCTION - 4.4%
22,305	Tetra Tech, Inc.	2,582,473

	ENTERTAINMENT CONTENT - 2.1%
2,355	Electronic Arts, Inc.	338,178
27,380	Vivendi S.A.	883,752
		1,221,930
	FOOD - 8.6%
21,360	Campbell Soup Company	1,032,756
198,000	GrainCorp Ltd.	640,176
515,200	Grupo Herdez S.A.B. de C.V.	1,377,883
16,550	Nestle S.A. - ADR	1,949,590
		5,000,405
	GAS & WATER UTILITIES - 4.9%
41,855	National Fuel Gas Company	1,721,496
32,960	UGI Corporation	1,152,282
		2,873,778
	HOUSEHOLD PRODUCTS - 1.7%
53,988	Reckitt Benckiser Group plc - ADR	978,263

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
79,500	JSE Ltd.	608,884

	INTERNET MEDIA & SERVICES - 0.8%
1,743	Facebook, Inc. *	476,118

	METALS & MINING - 0.7%
13,000	Anglo American plc	430,843

	RETAIL - CONSUMER STAPLES - 1.4%
22,730	Jardine Strategic Holdings Ltd.	565,522
1,650	Walmart, Inc.	237,848
		803,370

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COMMON STOCK - 89.4% (Continued)
	SEMICONDUCTORS - 6.6%
6,500	Applied Materials, Inc.	$560,950
13,500	Intel Corporation	672,570
35,000	Micron Technology, Inc. *	2,631,300
		3,864,820
	SOFTWARE - 3.2%
8,500	Microsoft Corporation	1,890,570

	TECHNOLOGY HARDWARE - 7.0%
9,275	Apple, Inc.	1,230,700
46,500	Cisco Systems, Inc.	2,080,875
190,000	Nokia OYJ - ADR * +	742,900
		4,054,475
	TELECOMMUNICATIONS - 7.1%
156,106	Orange S.A. - ADR	1,851,417
19,915	Verizon Communications, Inc.	1,170,006
66,930	Vodafone Group plc - ADR	1,103,006
		4,124,429
	TOBACCO & CANNABIS - 2.9%
6,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	728,399
44,420	Imperial Brands plc - ADR	933,708
		1,662,107
	WHOLESALE - CONSUMER STAPLES - 5.5%
49,300	Bunge Ltd.	3,233,094

	TOTAL COMMON STOCK (Cost - $39,674,963)	52,152,979

	CLOSED-END FUND - 4.8%
144,000	Sprott Physical Gold and Silver Trust	2,786,400
	TOTAL CLOSED-END FUND (Cost - $1,917,569)

	TOTAL INVESTMENTS - 94.2% (Cost - $41,592,532)	$54,939,379
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	3,405,808
	NET ASSETS - 100.0%	$58,345,187

ADR - American Depositary Receipt

Ltd. - Limited Company

PCL - Public Company Limited

plc - Public Limited Company

*	Non-income producing security.

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.0)% *
400	Nokia Oyj	Wall Street Access	$280,000	1/21/2022 - $7.00	$(5,600)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $13,587)

*	Non-income producing security.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 92.6%
	AEROSPACE & DEFENSE - 3.1%
3,868	Lockheed Martin Corporation	$1,373,063

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.2%
22,478	Bristol-Myers Squibb Company	1,394,310

	COMMERCIAL SUPPORT SERVICES - 3.6%
13,207	Waste Management, Inc.	1,557,502

	DIVERSIFIED INDUSTRIALS - 4.4%
9,050	Honeywell International, Inc.	1,924,935

	ELECTRICAL EQUIPMENT - 3.2%
5,153	Lennox International, Inc.	1,411,767

	FOOD - 3.4%
15,582	McCormick & Company, Inc.	1,489,639

	HEALTH CARE FACILITIES & SERVICES - 9.7%
14,260	HCA Healthcare, Inc.	2,345,200
5,503	UnitedHealth Group, Inc.	1,929,792
		4,274,992
	INTERNET MEDIA & SERVICES - 3.1%
10,198	Expedia Group, Inc.	1,350,215

	LEISURE FACILITIES & SERVICES - 15.1%
17,090	Darden Restaurants, Inc.	2,035,761
7,736	Marriott International, Inc.	1,020,533
7,206	McDonald’s Corporation	1,546,264
18,808	Starbucks Corporation	2,012,080
		6,614,638
	RETAIL - CONSUMER STAPLES - 8.4%
8,261	Dollar General Corporation	1,737,288
10,996	Target Corporation	1,941,124
		3,678,412
	RETAIL - DISCRETIONARY - 10.9%
9,857	Advance Auto Parts, Inc.	1,552,576
5,524	Home Depot, Inc. (The)	1,467,285
25,669	TJX Companies, Inc. (The)	1,752,936
		4,772,797
	SEMICONDUCTORS - 4.2%
7,195	KLA Corporation	1,862,857

	SOFTWARE - 3.7%
7,311	Microsoft Corporation	1,626,113

	TECHNOLOGY HARDWARE - 9.3%
12,128	Apple, Inc.	1,609,264
8,900	Ubiquiti, Inc.	2,478,739
		4,088,003
	TECHNOLOGY SERVICES - 7.3%
10,358	Broadridge Financial Solutions, Inc.	1,586,846
15,460	Leidos Holdings, Inc.	1,625,155
		3,212,001
	TOTAL COMMON STOCK (Cost - $32,027,513)	40,631,244

	TOTAL INVESTMENTS - 92.6% (Cost - $32,027,513)	$40,631,244
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	3,249,715
	NET ASSETS - 100.0%	$43,880,959

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 99.6%
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.4%
41,000	AbbVie, Inc.	$4,393,150

	COMMERCIAL SUPPORT SERVICES - 2.2%
42,100	Republic Services, Inc.	4,054,230

	E-COMMERCE DISCRETIONARY - 8.6%
2,970	Amazon.com, Inc. *	9,673,082
71,500	JD.com, Inc. - ADR *	6,284,850
		15,957,932
	ELECTRICAL EQUIPMENT - 3.1%
23,300	Rockwell Automation, Inc.	5,843,873

	ENTERTAINMENT CONTENT - 5.6%
38,800	NetEase, Inc. - ADR ^	3,715,876
32,400	Take-Two Interactive Software, Inc. *	6,732,396
		10,448,272
	HEALTH CARE FACILITIES & SERVICES - 7.0%
42,200	DaVita, Inc. *	4,954,280
22,800	UnitedHealth Group, Inc.	7,995,504
		12,949,784
	INTERNET MEDIA & SERVICES - 11.3%
14,300	Netflix, Inc. *	7,732,439
105,100	Pinterest, Inc. *	6,926,090
19,900	Spotify Technology S.A. * ^	6,261,734
		20,920,263
	MEDICAL EQUIPMENT & DEVICES - 5.1%
125,000	Avantor, Inc. *	3,518,750
34,100	Novocure Ltd. * ^	5,900,664
		9,419,414
	METALS & MINING - 3.7%
266,000	Freeport-McMoRan, Inc.	6,921,320

	RETAIL - CONSUMER STAPLES - 3.9%
41,100	Target Corporation	7,255,383

	RETAIL - DISCRETIONARY - 6.5%
156,300	Builders FirstSource, Inc. * ^	6,378,603
36,000	Lowe’s Companies, Inc.	5,778,360
		12,156,963
	SEMICONDUCTORS - 10.8%
30,250	KLA Corporation	7,832,027
101,900	Teradyne, Inc. ^	12,216,791
		20,048,818
	SOFTWARE - 14.1%
62,250	DocuSign, Inc. *	13,838,175
15,500	Twilio, Inc. * ^	5,246,750
49,600	Zendesk, Inc. *	7,098,752
		26,183,677

	TECHNOLOGY HARDWARE - 5.6%
79,100	Apple, Inc.	10,495,779

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COMMON STOCK - 99.6% (Continued)
	TECHNOLOGY SERVICES - 6.1%
66,200	IHS Markit Ltd.	$5,946,746
316,400	Infosys Ltd. - ADR	5,362,980
		11,309,726
	TRANSPORTATION EQUIPMENT - 3.6%
77,300	PACCAR, Inc. ^	6,669,444

	TOTAL COMMON STOCK (Cost - $128,825,674)	185,028,028

	COLLATERAL FOR SECURITIES LOANED - 10.4%
19,299,941	Mount Vernon Liquid Assets Portfolio LLC, 0.16% + #	19,299,941
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $19,299,941)

	TOTAL INVESTMENTS - 104.9% (Cost - $148,125,615)	$204,327,969
	LIABILITES IN EXCESS OF OTHER ASSETS - (4.9)%	(18,590,489)
	NET ASSETS - 100.0%	$185,737,480

ADR - American Depositary Receipt

LLC - Limited Liability Company

Ltd. Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of December 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $18,692,325 at December 31, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2020

	Catalyst
	Small-Cap Insider	Catalyst Insider	Catalyst Energy	Catalyst Buyback
	Buying Fund	Buying Fund	Infrastructure Fund	Strategy Fund
ASSETS:
Investment in Securities, at Cost	$6,945,838	$47,253,803	$119,571,085	$9,378,068
Investment in Securities, at Value	$8,982,346	$59,162,759	$91,814,437	$12,247,004
Cash	269,971	646,683	—	1,108
Receivable for securities sold	—	1,049,803	1,999,573	154,993
Receivable for Fund shares sold	—	9,991	169,772	—
Dividends and interest receivable	1,811	3,574	202,155	1,283
Due from Manager	1,631	—	—	60
Prepaid expenses and other assets	26,593	31,895	37,974	24,291
Total Assets	9,282,352	60,904,705	94,223,911	12,428,739

LIABILITIES:
Payable upon return of securities loaned	1,287,902	12,722,784	—	1,846,300
Due to custodian	—	—	1,684,023	—
Foreign Currency, at value (at cost $0, $0, $202,115, $0)	—	—	202,115	—
Payable for securities purchased	—	1,142,866	—	—
Payable for Fund shares redeemed	36,109	28,590	221,572	—
Management fees payable	—	32,665	89,870	—
Trustee fee payable	2,746	2,641	2,898	2,772
Payable to related parties	4,607	2,890	10,507	4,268
Compliance Officer fees payable	—	90	820	46
Accrued 12b-1 fees	8,759	31,142	39,203	5,196
Accrued expenses and other liabilities	17,569	24,743	60,445	17,175
Total Liabilities	1,357,692	13,988,411	2,311,453	1,875,757

Net Assets	$7,924,660	$46,916,294	$91,912,458	$10,552,982

NET ASSETS CONSIST OF:
Paid in capital	$39,240,859	$48,676,375	$180,459,370	$11,070,210
Accumulated loss	(31,316,199)	(1,760,081)	(88,546,912)	(517,228)
Net Assets	$7,924,660	$46,916,294	$91,912,458	$10,552,982

Class A
Net Assets	$4,497,161	$17,292,601	$22,589,084	$4,610,127
Shares of beneficial interest outstanding (a)	317,748	746,406	1,794,378	400,617
Net asset value per share (Net assets/shares outstanding)	$14.15	$23.17	$12.59	$11.51
Maximum offering price per share (b)	$15.01	$24.58	$13.36	$12.21
Minimum redemption price per share (c)	$14.01	$22.94	$12.46	$11.39

Class C
Net Assets	$1,156,440	$8,990,152	$16,041,226	$4,023,689
Shares of beneficial interest outstanding (a)	87,539	400,847	1,275,388	365,344
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.21	$22.43	$12.58	$11.01

Class I
Net Assets	$2,271,059	$20,633,541	$53,282,148	$1,919,166
Shares of beneficial interest outstanding (a)	158,661	876,333	4,218,017	165,469
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.31	$23.55	$12.63	$11.60

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2020

		Catalyst/Lyons	Catalyst
	Catalyst/MAP	Tactical	Dynamic Alpha
	Global Equity Fund	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$41,592,532	$32,027,513	$148,125,615
Investment in Securities, at Value	$54,939,379	$40,631,244	$204,327,969
Cash	3,143,742	3,242,898	1,010,977
Receivable for Fund shares sold	40,051	27,994	281,347
Dividends and interest receivable	296,196	28,766	97,022
Prepaid expenses and other assets	28,238	32,429	30,758
Total Assets	58,447,606	43,963,331	205,748,073

LIABILITIES:
Options written, at value (premiums received, at cost $13,587, $0, $0)	5,600	—	—
Payable upon return of securities loaned	—	—	19,299,941
Payable for Fund shares redeemed	15,853	581	315,680
Management fees payable	26,792	29,514	139,910
Trustee fee payable	2,742	2,733	2,757
Payable to related parties	7,005	6,313	18,525
Compliance Officer fees payable	367	529	549
Accrued 12b-1 fees	16,186	16,838	134,514
Accrued expenses and other liabilities	27,874	25,864	98,717
Total Liabilities	102,419	82,372	20,010,593

Net Assets	$58,345,187	$43,880,959	$185,737,480

NET ASSETS CONSIST OF:
Paid in capital	$49,726,086	$35,587,813	$128,516,621
Accumulated gain	8,619,101	8,293,146	57,220,859
Net Assets	$58,345,187	$43,880,959	$185,737,480

Class A
Net Assets	$10,408,800	$7,498,170	$88,503,737
Shares of beneficial interest outstanding (a)	678,140	440,721	3,718,018
Net asset value per share (Net assets/shares outstanding)	$15.35	$17.01	$23.80
Maximum offering price per share (b)	$16.29	$18.05	$25.27
Minimum redemption price per share (c)	$15.20	$16.84	$23.56

Class C
Net Assets	$9,518,496	$19,409,899	$38,432,920
Shares of beneficial interest outstanding (a)	633,811	1,169,277	1,746,309
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.02	$16.60	$22.01

Class I
Net Assets	$38,417,891	$16,972,890	$58,800,823
Shares of beneficial interest outstanding (a)	2,504,071	1,000,760	2,442,691
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.34	$16.96	$24.07

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2020

	Catalyst	Catalyst	Catalyst Energy
	Small-Cap Insider	Insider	Infrastructure	Catalyst Buyback
	Buying Fund	Buying Fund	Fund	Strategy Fund
Investment Income:
Dividend income	$7,088	$44,801	$3,271,992	$51,213
Interest income	14	75	39	21
Securities lending - net	8,705	4,441	—	934
Foreign tax withheld	(680)	(3,273)	(158,820)	—
Total Investment Income	15,127	46,044	3,113,211	52,168

Operating Expenses:
Investment management fees	45,183	216,678	587,869	56,197
12b-1 Fees:
Class A	5,136	20,124	28,999	5,820
Class C	5,658	42,755	81,450	20,129
Registration fees	23,786	25,120	28,268	20,256
Administration fees	11,090	12,780	24,609	11,998
Audit fees	6,175	6,175	6,175	6,175
Trustees’ fees	6,050	6,050	6,050	6,050
Networking fees	4,922	21,585	37,503	6,298
Legal fees	4,609	4,813	7,544	4,948
Management services fees	3,425	7,938	14,278	3,926
Compliance officer fees	2,836	3,255	6,863	2,905
Custody fees	2,354	2,137	7,494	2,239
Printing expense	2,083	4,671	21,732	2,754
Transfer agent fees	1,429	3,037	5,777	1,014
Insurance expense	113	806	2,420	353
Interest expense	34	84	2,247	794
Miscellaneous expense	1,058	1,058	1,210	1,058
Total Operating Expenses	125,941	379,066	870,488	152,914
Less: Fees waived and/or reimbursed by Manager	(59,791)	(38,448)	(85,630)	(53,930)
Net Operating Expenses	66,150	340,618	784,858	98,984

Net Investment Gain (Loss)	(51,023)	(294,574)	2,328,353	(46,816)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	(6,813)	3,603,851	(11,283,727)	747,129
Foreign currency transactions	24	19	6,038	—
Net realized gain (loss)	(6,789)	3,603,870	(11,277,689)	747,129

Net change in unrealized appreciation on:
Investments	1,165,547	6,361,678	17,047,741	1,619,440
Foreign currency translations	6	20	1,829	—
Net change in unrealized appreciation	1,165,553	6,361,698	17,049,570	1,619,440

Net Realized and Unrealized Gain on Investments	1,158,764	9,965,568	5,771,881	2,366,569

Net Increase in Net Assets Resulting From Operations	$1,107,741	$9,670,994	$8,100,234	$2,319,753

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2020

	Catalyst/MAP	Catalyst/Lyons	Catalyst
	Global Equity	Tactical Allocation	Dynamic Alpha
	Fund	Fund	Fund
Investment Income:
Dividend Income	$488,972	$269,112	$648,625
Interest Income	543	254	183
Securities Lending - net	—	—	9,424
Foreign tax withheld	(36,729)	—	(22)
Total Investment Income	452,786	269,366	658,210

Operating Expenses:
Investment management fees	266,665	242,085	907,746
12b-1 fees:
Class A	12,860	8,343	106,908
Class C	45,135	87,376	185,828
Networking fees	22,455	14,222	63,687
Registration fees	22,074	24,602	28,220
Administration fees	18,666	16,362	36,675
Management services fees	9,188	7,363	25,215
Audit fees	7,336	6,175	6,175
Printing expense	6,410	4,779	23,635
Trustees’ fees	6,050	6,050	6,050
Custody fees	5,598	1,997	5,529
Legal fees	5,307	5,784	5,572
Compliance officer fees	4,929	6,116	7,876
Transfer agent fees	3,270	2,275	8,859
Insurance expense	1,149	665	3,337
Interest expense	—	71	165
Miscellaneous expense	1,058	1,058	1,058
Total Operating Expenses	438,150	435,323	1,422,535
Less: Fees waived and/or reimbursed by Manager	(123,980)	(91,199)	(103,590)
Net Operating Expenses	314,170	344,124	1,318,945

Net Investment Income (Loss)	138,616	(74,758)	(660,735)

Realized and Unrealized Gain (Loss) on Investments:
Foreign Currency Transactions, Purchased Options, Written Options, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	338,989	(93,757)	8,680,783
Foreign currency transactions	(3,185)	—	—
Net realized gain (loss)	335,804	(93,757)	8,680,783

Net change in unrealized appreciation on:
Investments	8,289,354	9,489,525	19,008,679
Purchased Options	—	21,350
Written Options	9,200	—	—
Foreign currency translations	8,547	—	—
Net change in unrealized appreciation	8,307,101	9,510,875	19,008,679

Net Realized and Unrealized Gain on Investments	8,642,905	9,417,118	27,689,462

Net Increase in Net Assets Resulting From Operations	$8,781,521	$9,342,360	$27,028,727

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Small-Cap Insider Buying Fund		Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(51,023)	$(46,204)	$(294,574)	$(116,812)	$2,328,353	$8,267,011
Net realized gain (loss) on investments	(6,789)	(2,307,680)	3,603,870	(4,211,496)	(11,277,689)	(44,549,539)
Net change in unrealized appreciation (depreciation) on investments	1,165,553	334,383	6,361,698	1,966,299	17,049,570	(30,748,931)
Net increase (decrease) in net assets resulting from operations	1,107,741	(2,019,501)	9,670,994	(2,362,009)	8,100,234	(67,031,459)

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	—	—	(2,069,394)
Class C	—	—	—	—	—	(1,270,074)
Class I	—	—	—	—	—	(4,642,888)
Distributions paid
Class A	—	—	—	—	(1,218,221)	(3,573,697)
Class C	—	—	—	—	(791,572)	(2,319,786)
Class I	—	—	—	—	(2,915,352)	(7,754,832)

Total distributions to shareholders	—	—	—	—	(4,925,145)	(21,630,671)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	72,821	212,142	146,825	1,002,092	1,919,209	14,538,999
Class C	5,955	58,311	90,001	54,614	929,996	8,779,707
Class I	29,427	291,620	833,448	3,993,839	10,508,269	53,678,833
Reinvestment of distributions
Class A	—	—	—	—	931,131	3,582,627
Class C	—	—	—	—	516,966	2,401,951
Class I	—	—	—	—	2,584,429	10,977,999
Cost of shares redeemed
Class A	(637,960)	(1,155,093)	(1,150,858)	(6,200,654)	(4,700,623)	(20,278,380)
Class C	(226,222)	(779,782)	(892,249)	(3,578,110)	(3,035,045)	(8,561,872)
Class I	(123,754)	(1,025,740)	(1,889,395)	(5,011,881)	(20,651,685)	(76,771,201)
Net decrease in net assets from share transactions of beneficial interest	(879,733)	(2,398,542)	(2,862,228)	(9,740,100)	(10,997,353)	(11,651,337)

Total Increase (Decrease) in Net Assets	228,008	(4,418,043)	6,808,766	(12,102,109)	(7,822,264)	(100,313,467)

Net Assets:
Beginning of period	7,696,652	12,114,695	40,107,528	52,209,637	99,734,722	200,048,189
End of period	$7,924,660	$7,696,652	$46,916,294	$40,107,528	$91,912,458	$99,734,722

Share Activity: (a)
Class A
Shares Sold	6,071	15,813	7,147	52,284	153,367	804,966
Shares Reinvested	—	—	—	—	78,071	206,027
Shares Redeemed	(53,874)	(86,765)	(55,764)	(338,885)	(376,551)	(1,260,162)
Net decrease in shares of Beneficial interest	(47,803)	(70,952)	(48,617)	(286,601)	(145,113)	(249,169)

Class C
Shares Sold	574	4,671	4,367	2,954	73,631	492,089
Shares Reinvested	—	—	—	—	43,339	137,873
Shares Redeemed	(18,856)	(60,947)	(44,581)	(196,370)	(249,004)	(600,329)
Net increase (decrease) in shares of Beneficial interest	(18,282)	(56,276)	(40,214)	(193,416)	(132,034)	29,633

Class I
Shares Sold	2,301	22,353	36,429	208,064	848,931	3,454,295
Shares Reinvested	—	—	—	—	215,651	628,478
Shares Redeemed	(10,095)	(75,833)	(91,177)	(270,452)	(1,672,846)	(4,394,337)
Net decrease in shares of Beneficial interest	(7,794)	(53,480)	(54,748)	(62,388)	(608,264)	(311,564)

(a)	Effective March 25, 2020, the Energy Infrastructure Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Buyback Strategy Fund		Catalyst/MAP Global Equity Fund		Catalyst/Lyons Tactical Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(46,816)	$(32,917)	$138,616	$778,220	$(74,758)	$249,017
Net realized gain (loss) on investments	747,129	(3,652,537)	335,804	(3,869,540)	(93,757)	1,478,669
Net change in unrealized appreciation (depreciation) on investments	1,619,440	512,647	8,307,101	(1,899,843)	9,510,875	(2,429,934)
Net increase (decrease) in net assets resulting from operations	2,319,753	(3,172,807)	8,781,521	(4,991,163)	9,342,360	(702,248)

Distributions to Shareholders from:
Distributions paid
Class A	—	(25,831)	(184,950)	(444,686)	(245,756)	(1,181,407)
Class C	—	—	(104,642)	(286,686)	(652,365)	(1,890,455)
Class I	—	(79,838)	(758,070)	(1,662,748)	(548,055)	(2,639,317)

Total distributions to shareholders	—	(105,669)	(1,047,662)	(2,394,120)	(1,446,176)	(5,711,179)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	39,454	746,418	691,297	4,166,972	833,303	509,640
Class C	15,678	349,310	188,772	1,191,494	1,062,416	1,056,796
Class I	37,651	853,297	5,416,799	19,260,532	2,177,866	3,116,911
Reinvestment of distributions
Class A	—	20,875	136,861	316,502	230,960	1,085,890
Class C	—	—	81,398	227,780	633,121	1,843,705
Class I	—	73,138	678,248	1,517,372	503,125	2,482,012
Cost of shares redeemed
Class A	(1,295,139)	(2,302,091)	(2,549,586)	(4,555,666)	(705,502)	(9,972,435)
Class C	(905,140)	(2,182,092)	(1,049,137)	(1,805,074)	(1,312,752)	(7,640,991)
Class I	(3,894,204)	(5,057,830)	(4,714,916)	(23,935,883)	(1,770,696)	(18,611,215)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,001,700)	(7,498,975)	(1,120,264)	(3,615,971)	1,651,841	(26,129,687)

Total Increase (Decrease) in Net Assets	(3,681,947)	(10,777,451)	6,613,595	(11,001,254)	9,548,025	(32,543,114)

Net Assets:
Beginning of period	14,234,929	25,012,380	51,731,592	62,732,846	34,332,934	66,876,048
End of period	$10,552,982	$14,234,929	$58,345,187	$51,731,592	$43,880,959	$34,332,934

Share Activity:
Class A
Shares Sold	3,798	68,952	47,979	299,135	53,561	35,075
Shares Reinvested	—	1,899	9,064	21,798	13,822	78,859
Shares Redeemed	(126,685)	(224,909)	(182,248)	(329,713)	(44,944)	(699,712)
Net increase (decrease) in shares of Beneficial interest	(122,887)	(154,058)	(125,205)	(8,780)	22,439	(585,778)

Class C
Shares Sold	1,610	34,383	13,557	84,077	66,447	77,831
Shares Reinvested	—	—	5,507	16,018	38,818	135,966
Shares Redeemed	(92,866)	(233,361)	(77,105)	(139,868)	(84,483)	(545,960)
Net increase (decrease) in shares of Beneficial interest	(91,256)	(198,978)	(58,041)	(39,773)	20,782	(332,163)

Class I
Shares Sold	3,576	80,097	376,676	1,379,873	140,159	213,222
Shares Reinvested	—	6,900	44,947	104,574	30,200	181,169
Shares Redeemed	(391,305)	(506,464)	(333,447)	(1,794,160)	(116,449)	(1,345,466)
Net increase (decrease) in shares of Beneficial interest	(387,729)	(419,467)	88,176	(309,713)	53,910	(951,075)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Dynamic Alpha Fund
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net investment income	$(660,735)	$(76,650)
Net realized loss on investments	8,680,783	6,277,638
Net change in unrealized depreciation on investments	19,008,679	(2,596,792)
Net decrease in net assets resulting from operations	27,028,727	3,604,196

Distributions to Shareholders from:
Distributions paid
Class A	—	(119,325)
Class C	—	—
Class I	—	(444,349)

Total distributions to shareholders	—	(563,674)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,299,915	9,893,856
Class C	4,038,854	4,877,300
Class I	4,348,098	20,835,570
Reinvestment of distributions
Class A	—	111,933
Class C	—	—
Class I	—	374,810
Cost of shares redeemed
Class A	(13,226,614)	(60,032,201)
Class C	(6,522,694)	(29,254,787)
Class I	(14,301,757)	(109,620,569)
Net decrease in net assets from share transactions of beneficial interest	(21,364,198)	(162,814,088)

Total Increase (Decrease) in Net Assets	5,664,529	(159,773,566)

Net Assets:
Beginning of period	180,072,951	339,846,517
End of period	$185,737,480	$180,072,951

Share Activity:
Class A
Shares Sold	196,730	526,703
Shares Reinvested	—	5,782
Shares Redeemed	(610,577)	(3,189,196)
Net decrease in shares of Beneficial interest	(413,847)	(2,656,711)

Class C
Shares Sold	197,798	278,786
Shares Reinvested	—	—
Shares Redeemed	(324,352)	(1,699,631)
Net decrease in shares of Beneficial interest	(126,554)	(1,420,845)

Class I
Shares Sold	196,667	1,125,565
Shares Reinvested	—	19,201
Shares Redeemed	(653,654)	(5,728,941)
Net decrease in shares of Beneficial interest	(456,987)	(4,584,175)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$12.16		$14.94	$16.79	$13.96	$12.39	$15.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)		(0.05)	(0.23)	(0.16)	0.07	0.02
Net realized and unrealized gain (loss) on investments	2.07		(2.73)	(1.62)	2.99	1.59	(2.78)
Total from investment operations	1.99		(2.78)	(1.85)	2.83	1.66	(2.76)

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.09)	(0.08)
Total distributions	—		—	—	—	(0.09)	(0.08)

Net asset value, end of period	$14.15		$12.16	$14.94	$16.79	$13.96	$12.39

Total return (B)	16.37	% (G)	(18.61)%	(11.02)%	20.27%	13.38%	(18.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,497		$4,446	$6,519	$10,648	$11,145	$17,356
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	3.43	% (H)	2.98%	2.37%	2.20%	2.13%	1.95%
Expenses, net waiver and reimbursement (C)	1.78	% (H)	1.80%	1.77%	1.75%	1.75%	1.75%
Net investment income (loss), before waiver and reimbursement (C)(D)	(3.02	)% (H)	(1.58)%	(2.03)%	(1.49)%	0.14%	(0.06)%
Net investment income (loss), net waiver and reimbursement (C)(D)	(1.36	)% (H)	(0.39)%	(1.43)%	(1.04)%	0.51%	0.14%
Portfolio turnover rate	76	% (G)	225%	260%	188%	228%	189%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$11.40		$14.10	$15.97	$13.38	$11.89	$14.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.12)		(0.16)	(0.33)	(0.26)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	1.93		(2.54)	(1.54)	2.85	1.52	(2.67)
Total from investment operations	1.81		(2.70)	(1.87)	2.59	1.49	(2.74)

Net asset value, end of period	$13.21		$11.40	$14.10	$15.97	$13.38	$11.89

Total return (B)	15.88	% (G)	(19.15)%	(11.71)%	19.36%	12.53%	(18.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,156		$1,206	$2,286	$3,469	$3,943	$6,213
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	4.19	% (H)	3.73%	3.12%	2.95%	2.88%	2.70%
Expenses, net waiver and reimbursement (C)	2.53	% (H)	2.55%	2.52%	2.50%	2.50%	2.50%
Net investment loss, before waiver and reimbursement (C,D)	(3.77	)% (H)	(2.42)%	(2.78)%	(2.24)%	(0.61)%	(0.80)%
Net investment loss, net waiver and reimbursement (C,D)	(2.11	)% (H)	(1.25)%	(2.18)%	(1.79)%	(0.24)%	(0.60)%
Portfolio turnover rate	76	% (G)	225%	260%	188%	228%	189%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	3.43	% (H)	2.96%
Expenses, net waiver and reimbursement (C)	1.78	% (H)	1.78%

(F)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	4.19	% (H)	3.71%
Expenses, net waiver and reimbursement (C)	2.53	% (H)	2.53%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$12.28		$15.05	$16.87	$14.02	$12.46	$15.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.03)	(0.18)	(0.13)	0.10	0.05
Net realized and unrealized gain (loss) on investments	2.10		(2.74)	(1.64)	3.01	1.60	(2.82)
Total from investment operations	2.03		(2.77)	(1.82)	2.88	1.70	(2.77)

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.03)	(0.14)	(0.16)
Total distributions	—		—	—	(0.03)	(0.14)	(0.16)

Net asset value, end of period	$14.31		$12.28	$15.05	$16.87	$14.02	$12.46

Total return (B)	16.53	% (F)	(18.41)%	(10.79)%	20.53%	13.65%	(17.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,271		$2,045	$3,310	$5,047	$4,373	$4,154
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	3.19	% (G)	2.73%	2.12%	1.95%	1.88%	1.70%
Expenses, net waiver and reimbursement (C)	1.53	% (G)	1.55%	1.52%	1.50%	1.50%	1.50%
Net investment income (loss), before waiver and reimbursement (C,D)	(2.77	)% (G)	(1.36)%	(1.72)%	(1.27)%	0.32%	0.20%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.11	)% (G)	(0.19)%	(1.13)%	(0.82)%	0.70%	0.40%
Portfolio turnover rate	76	% (F)	225%	260%	188%	228%	189%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	3.19	% (G)	2.71%
Expenses, net waiver and reimbursement (C)	1.53	% (G)	1.53%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$18.49		$19.28	$18.53	$15.46	$13.28	$15.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.14)		(0.04)	(0.17)	(0.08)	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	4.82		(0.75)	0.92	3.15	2.12	(1.71)
Total from investment operations	4.68		(0.79)	0.75	3.07	2.18	(1.75)

Net asset value, end of period	$23.17		$18.49	$19.28	$18.53	$15.46	$13.28

Total return (B)	25.31	% (G)	(4.10)%	4.05%	19.86%	16.42%	(11.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,293		$14,703	$20,850	$29,682	$36,804	$81,330
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.71	% (H)	1.69%	1.63%	1.58%	1.50%	1.49%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.54%	1.52%	1.50%	1.50%	1.49%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.50	)% (H)	(0.34)%	(1.01)%	(0.57)%	0.44%	(0.26)%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.32	)% (H)	(0.20)%	(0.90)%	(0.49)%	0.44%	(0.26)%
Portfolio turnover rate	65	% (G)	249%	220%	153%	160%	167%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$17.97		$18.87	$18.28	$15.36	$13.30	$15.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.21)		(0.17)	(0.30)	(0.21)	(0.04)	(0.14)
Net realized and unrealized gain (loss) on investments	4.67		(0.73)	0.89	3.13	2.10	(1.72)
Total from investment operations	4.46		(0.90)	0.59	2.92	2.06	(1.86)

Net asset value, end of period	$22.43		$17.97	$18.87	$18.28	$15.36	$13.30

Total return (B)	24.82	% (G)	(4.77)%	3.23%	19.01%	15.49%	(12.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,990		$7,926	$11,973	$14,297	$18,030	$33,042
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.46	% (H)	2.44%	2.38%	2.33%	2.25%	2.24%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.29%	2.27%	2.25%	2.25%	2.24%
Net investment loss, before waiver and reimbursement (C,D)	(2.24	)% (H)	(1.09)%	(1.75)%	(1.32)%	(0.30)%	(0.99)%
Net investment loss, net waiver and reimbursement (C,D)	(2.07	)% (H)	(0.94)%	(1.64)%	(1.24)%	(0.30)%	(0.99)%
Portfolio turnover rate	65	% (G)	249%	220%	153%	160%	167%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	1.71	% (H)	1.68%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.53%

(F)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	2.46	% (H)	2.43%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$18.77		$19.51	$18.71	$15.57	$13.34	$15.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.11)		0.02	(0.12)	(0.05)	0.10	(0.00	) (C)
Net realized and unrealized gain (loss) on investments	4.89		(0.76)	0.92	3.19	2.13	(1.71)
Total from investment operations	4.78		(0.74)	0.80	3.14	2.23	(1.71)

Net asset value, end of period	$23.55		$18.77	$19.51	$18.71	$15.57	$13.34

Total return (B)	25.47	% (G)	(3.79)%	4.28%	20.17%	16.72%	(11.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$20,634		$17,478	$19,386	$14,876	$12,827	$19,381
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (D)	1.46	% (H)	1.44%	1.38%	1.33%	1.25%	1.24%
Expenses, net waiver and reimbursement (D)	1.28	% (H)	1.29%	1.27%	1.25%	1.25%	1.24%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.25	)% (H)	(0.06)%	(0.73)%	(0.39)%	0.70%	(0.02)%
Net investment income (loss), net waiver and reimbursement(D,E)	(1.07	)% (H)	0.09%	(0.62)%	(0.31)%	0.70%	(0.02)%
Portfolio turnover rate	65	% (G)	249%	220%	153%	160%	167%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Represents an amount less than $0.01 per share.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	1.46	% (H)	1.43%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	(C)	June 30, 2019	(C)	June 30, 2018	(C)	June 30, 2017	(C)	June 30, 2016	(C)
(Unaudited)

Net asset value, beginning of period	$12.18	$22.94	$27.40	$31.40	$31.55	$49.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.30	0.96	1.05	1.10	1.20	1.60
Net realized and unrealized gain (loss) on investments	0.76	(9.19)	(2.36)	(1.90)	1.90	(16.50)
Total from investment operations	1.06	(8.23)	(1.31)	(0.80)	3.10	(14.90)

LESS DISTRIBUTIONS:
From net investment income	(0.65)	(1.63)	(0.20)	(0.20)	(1.45)	(1.45)
From return of capital	—	(0.90)	(2.95)	(3.00)	(1.80)	(1.75)
Total distributions	(0.65)	(2.53)	(3.15)	(3.20)	(3.25)	(3.20)

Net asset value, end of period	$12.59	$12.18	$22.94	$27.40	$31.40	$31.55

Total return (B)	9.10	% (F)	(38.65)%	(4.60)%	(2.11)%	9.38%	(29.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,589	$23,625	$50,216	$50,624	$50,307	$22,775
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.86	% (G)	1.81%	1.73%	1.76%	1.76%	2.03%
Expenses, net waiver and reimbursement	1.68	% (G)	1.70%	1.68%	1.65%	1.65%	1.65%
Net investment income, before waiver and reimbursement	4.78	% (G)	5.34%	4.14%	3.80%	3.33%	5.00%
Net investment income, net waiver and reimbursement	4.96	% (G)	5.45%	4.19%	3.91%	3.44%	5.40%
Portfolio turnover rate	13	% (F)	49%	40%	49%	32%	96%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	(C)	June 30, 2019	(C)	June 30, 2018	(C)	June 30, 2017	(C)	June 30, 2016	(C)
(Unaudited)

Net asset value, beginning of period	$12.17	$22.92	$27.40	$31.40	$31.60	$49.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.25	0.83	0.85	0.90	0.90	1.30
Net realized and unrealized gain (loss) on investments	0.76	(9.18)	(2.33)	(1.90)	1.90	(16.35)
Total from investment operations	1.01	(8.35)	(1.48)	(1.00)	2.80	(15.05)

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(1.54)	(0.20)	(0.20)	(1.30)	(1.30)
From return of capital	—	(0.86)	(2.80)	(2.80)	(1.70)	(1.70)
Total distributions	(0.60)	(2.40)	(3.00)	(3.00)	(3.00)	(3.00)

Net asset value, end of period	$12.58	$12.17	$22.92	$27.40	$31.40	$31.60

Total return (B)	8.68	% (F)	(39.03)%	(5.49)%	(2.79)%	8.47%	(29.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,041	$17,127	$31,580	$30,078	$18,160	$6,204
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	2.61	% (G)	2.57%	2.48%	2.51%	2.51%	2.78%
Expenses, net waiver and reimbursement	2.43	% (G)	2.45%	2.43%	2.40%	2.40%	2.40%
Net investment income, before waiver and reimbursement	3.99	% (G)	4.61%	3.40%	3.12%	2.49%	4.24%
Net investment income, net waiver and reimbursement	4.17	% (G)	4.73%	3.45%	3.23%	2.60%	4.62%
Portfolio turnover rate	13	% (F)	49%	40%	49%	32%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.86	% (G)	1.79%
Expenses, net waiver and reimbursement	1.68	% (G)	1.68%

(E)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.61	% (G)	2.54%
Expenses, net waiver and reimbursement	2.43	% (G)	2.43%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	(C)	June 30, 2019	(C)	June 30, 2018	(C)	June 30, 2017	(C)	June 30, 2016	(C)
(Unaudited)

Net asset value, beginning of period	$12.22	$23.02	$27.50	$31.45	$31.60	$49.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.32	1.01	1.15	1.20	1.25	1.60
Net realized and unrealized gain (loss) on investments	0.75	(9.24)	(2.38)	(1.90)	1.90	(16.40)
Total from investment operations	1.07	(8.23)	(1.23)	(0.70)	3.15	(14.80)

LESS DISTRIBUTIONS:
From net investment income	(0.66)	(1.65)	(0.25)	(0.20)	(1.45)	(1.50)
From return of capital	—	(0.92)	(3.00)	(3.05)	(1.85)	(1.80)
Total distributions	(0.66)	(2.57)	(3.25)	(3.25)	(3.30)	(3.30)

Net asset value, end of period	$12.63	$12.22	$23.02	$27.50	$31.45	$31.60

Total return (B)	9.21	% (E)	(38.45)%	(4.54)%	(1.69)%	9.61%	(28.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$53,282	$58,983	$118,252	$107,804	$71,237	$22,187
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.61	% (F)	1.56%	1.48%	1.51%	1.51%	1.78%
Expenses, net waiver and reimbursement	1.43	% (F)	1.45%	1.43%	1.40%	1.40%	1.40%
Net investment income, before waiver and reimbursement	5.01	% (F)	5.63%	4.51%	4.07%	3.44%	5.08%
Net investment income, net waiver and reimbursement	5.19	% (F)	5.74%	4.56%	4.18%	3.55%	5.46%
Portfolio turnover rate	13	% (E)	49%	40%	49%	32%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.61	% (F)	1.54%
Expenses, net waiver and reimbursement	1.43	% (F)	1.43%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$9.37		$10.91		$10.84	$11.81	$9.48	$9.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.00	) (C)	0.07	0.03	(0.01)	0.11
Net realized and unrealized gain (loss) on investments	2.17		(1.50)		0.22	1.22	2.36	(0.27)
Total from investment operations	2.14		(1.50)		0.29	1.25	2.35	(0.16)

LESS DISTRIBUTIONS:
From net investment income	—		(0.04)		—	—	(0.02)	(0.07)
From net realized gains on investments	—		—		(0.22)	(2.22)	—	—
Total distributions	—		(0.04)		(0.22)	(2.22)	(0.02)	(0.07)

Net asset value, end of period	$11.51		$9.37		$10.91	$10.84	$11.81	$9.48

Total return (B)	22.84	% (F)	(13.79)%		2.92%	11.05%	24.86%	(1.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,610		$4,906		$7,394	$6,275	$3,467	$4,095
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.52	% (G)	1.97%		1.80%	2.17%	2.18%	2.10%
Expenses, net waiver and reimbursement	1.55	% (G)	1.54%		1.52%	1.50%	1.50%	1.50%
Net investment income (loss), before waiver and reimbursement	(1.60	)% (G)	(0.47)%		0.33%	(0.37)%	(0.73)%	0.53%
Net investment income (loss), net waiver and reimbursement	(0.63	)% (G)	(0.04)%		0.62%	0.30%	(0.06)%	1.13%
Portfolio turnover rate	28	% (F)	453%		752%	836%	734%	790%

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$9.00		$10.52		$10.53	$11.62	$9.38	$9.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.08)		(0.01)	(0.05)	(0.08)	0.03
Net realized and unrealized gain (loss) on investments	2.08		(1.44)		0.22	1.18	2.32	(0.25)
Total from investment operations	2.01		(1.52)		0.21	1.13	2.24	(0.22)

LESS DISTRIBUTIONS:
From net investment income	—		—		—	—	—	(0.00	) (C)
From net realized gains on investments	—		—		(0.22)	(2.22)	—	—
Total distributions	—		—		(0.22)	(2.22)	—	—

Net asset value, end of period	$11.01		$9.00		$10.52	$10.53	$11.62	$9.38

Total return (B)	22.33	% (F)	(14.45)%		2.23%	10.11%	23.88%	(2.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,024		$4,111		$6,897	$6,167	$4,244	$4,721
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	3.27	% (G)	2.72%		2.55%	2.92%	2.93%	2.85%
Expenses, net waiver and reimbursement	2.30	% (G)	2.29%		2.27%	2.25%	2.25%	2.25%
Net investment loss, before waiver and reimbursement	(2.34	)% (G)	(1.22)%		(0.41)%	(1.13)%	(1.48)%	(0.24)%
Net investment income (loss), net waiver and reimbursement	(1.37	)% (G)	(0.79)%		(0.13)%	(0.46)%	(0.80)%	0.37%
Portfolio turnover rate	28	% (F)	453%		752%	836%	734%	790%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Represents an amount less than $0.01.

(D)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.51	% (G)	1.95%
Expenses, net waiver and reimbursement	1.53	% (G)	1.53%

(E)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	3.26	% (G)	2.70%
Expenses, net waiver and reimbursement	2.28	% (G)	2.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I

	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$9.43		$11.02		$10.91		$11.86	$9.52	$9.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.02		0.10		0.06	0.02	0.12
Net realized and unrealized gain (loss) on investments	2.19		(1.51)		0.23		1.21	2.37	(0.25)
Total from investment operations	2.17		(1.49)		0.33		1.27	2.39	(0.13)

LESS DISTRIBUTIONS:
From net investment income	—		(0.10)		—		—	(0.05)	(0.10)
From net realized gains on investments	—		—		(0.22)		(2.22)	—	—
Total distributions	—		(0.10)		(0.22)		(2.22)	(0.05)	(0.10)

Net asset value, end of period	$11.60		$9.43		$11.02		$10.91	$11.86	$9.52

Total return (B)	23.01	% (E)	(13.58	)% (C)	3.27	% (C)	11.19%	25.19%	(1.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,919		$5,218		$10,721		$7,873	$1,242	$1,817
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.23	% (F)	1.71%		1.55%		1.92%	1.93%	1.85%
Expenses, net waiver and reimbursement	1.30	% (F)	1.29%		1.27%		1.25%	1.25%	1.25%
Net investment income (loss), before waiver and reimbursement	(1.30	)% (F)	(0.23)%		0.62%		(0.10)%	(0.49)%	0.68%
Net investment income (loss), net waiver and reimbursement	(0.37	)% (F)	0.19%		0.90%		0.57%	0.19%	1.27%
Portfolio turnover rate	28	% (E)	453%		752%		836%	734%	790%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.22	% (F)	1.70%
Expenses, net waiver and reimbursement	1.28	% (F)	1.28%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$13.28		$14.75	$15.33	$14.54	$12.44	$12.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.18	0.14	0.09	0.18	0.18
Net realized and unrealized gain (loss) on investments	2.31		(1.14)	0.57	1.13	2.13	(0.03)
Total from investment operations	2.34		(0.96)	0.71	1.22	2.31	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.31)	—	(0.24)	(0.14)	(0.14)
From net realized gains on investments	—		(0.20)	(1.29)	(0.19)	(0.07)	—
Total distributions	(0.27)		(0.51)	(1.29)	(0.43)	(0.21)	(0.14)

Net asset value, end of period	$15.35		$13.28	$14.75	$15.33	$14.54	$12.44

Total return (B)	17.68	% (E)	(6.81)%	5.39%	8.50%	18.73%	1.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,409		$10,667	$11,977	$12,314	$22,381	$22,279
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.67	% (F)	1.64%	1.62%	1.66%	1.65%	1.70%
Expenses, net waiver and reimbursement (C)	1.21	% (F)	1.21%	1.28%	1.55%	1.55%	1.55%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.01	)% (F)	0.86%	0.63%	0.49%	1.24%	1.35%
Net investment income, net waiver and reimbursement (C,D)	0.46	% (F)	1.29%	0.97%	0.60%	1.34%	1.50%
Portfolio turnover rate	8	% (E)	42%	13%	30%	26%	26%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$12.95		$14.40	$15.11	$14.37	$12.32	$12.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.07	0.03	(0.01)	0.10	0.09
Net realized and unrealized gain (loss) on investments	2.26		(1.12)	0.55	1.11	2.07	(0.03)
Total from investment operations	2.24		(1.05)	0.58	1.10	2.17	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.20)	—	(0.17)	(0.05)	(0.04)
From net realized gains on investments	—		(0.20)	(1.29)	(0.19)	(0.07)	—
Total distributions	(0.17)		(0.40)	(1.29)	(0.36)	(0.12)	(0.04)

Net asset value, end of period	$15.02		$12.95	$14.40	$15.11	$14.37	$12.32

Total return (B)	17.29	% (E)	(7.54)%	4.58%	7.73%	17.69%	0.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,518		$8,961	$10,534	$10,037	$11,524	$6,795
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.42	% (F)	2.39%	2.37%	2.41%	2.40%	2.45%
Expenses, net waiver and reimbursement (C)	1.96	% (F)	1.96%	2.03%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.74	)% (F)	0.10%	(0.06)%	(0.19)%	0.66%	0.62%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.27	)% (F)	0.53%	0.28%	(0.08)%	0.76%	0.77%
Portfolio turnover rate	8	% (E)	42%	13%	30%	26%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$13.29		$14.76	$15.32	$14.54	$12.45	$12.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.21	0.22	0.18	0.30	0.25
Net realized and unrealized gain (loss) on investments	2.31		(1.14)	0.53	1.09	2.03	(0.07)
Total from investment operations	2.36		(0.93)	0.75	1.27	2.33	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.34)	(0.02)	(0.30)	(0.17)	(0.17)
From net realized gains on investments	—		(0.20)	(1.29)	(0.19)	(0.07)	—
Total distributions	(0.31)		(0.54)	(1.31)	(0.49)	(0.24)	(0.17)

Net asset value, end of period	$15.34		$13.29	$14.76	$15.32	$14.54	$12.45

Total return (B)	17.82	% (E)	(6.59)%	5.70%	8.85%	18.91%	1.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,418		$32,104	$40,221	$18,671	$7,034	$1,320
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.42	% (F)	1.38%	1.37%	1.36%	1.35%	1.45%
Expenses, net waiver and reimbursement (C)	0.96	% (F)	0.96%	1.03%	1.25%	1.25%	1.25%
Net investment income, before waiver and reimbursement (C)(D)	0.28	% (F)	1.06%	1.17%	1.07%	2.10%	1.89%
Net investment income, net waiver and reimbursement (C)(D)	0.75	% (F)	1.48%	1.51%	1.18%	2.20%	2.06%
Portfolio turnover rate	8	% (E)	42%	13%	30%	26%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)

Net asset value, beginning of period	$13.81	$15.38	$16.92	$14.87	$13.01	$14.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)	0.10	0.13	0.10	0.14	0.14
Net realized and unrealized gain (loss) on investments	3.79	—	(E)	(1.26)	2.41	1.91	(0.30)
Total from investment operations	3.78	0.10	(1.13)	2.51	2.05	(0.16)

LESS DISTRIBUTIONS:
From net investment income	—	(0.15)	(0.09)	(0.24)	(0.19)	(0.08)
From net realized gains on investments	(0.58)	(1.52)	(0.32)	(0.22)	—	(1.03)
Total distributions	(0.58)	(1.67)	(0.41)	(0.46)	(0.19)	(1.11)

Net asset value, end of period	$17.01	$13.81	$15.38	$16.92	$14.87	$13.01

Total return (B)	27.46	% (H)	0.72%	(6.71)%	17.00%	15.83%	(1.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,498	$5,775	$15,438	$39,835	$45,595	$55,827
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.00	% (I)	1.95%	1.82%	1.75%	1.72%	1.74%
Expenses, net waiver and reimbursement (C)	1.53	% (I)	1.56%	1.53%	1.50%	1.50%	1.50%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.61	)% (I)	0.28%	0.51%	0.38%	0.75%	0.82%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.14	)% (I)	0.67%	0.78%	0.63%	0.97%	1.06%
Portfolio turnover rate	25	% (H)	108%	182%	146%	95%	91%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)

Net asset value, beginning of period	$13.53	$15.08	$16.64	$14.62	$12.78	$14.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)	(0.02)	0.01	(0.02)	0.03	0.04
Net realized and unrealized gain (loss) on investments	3.72	0.01	(E)	(1.24)	2.36	1.88	(0.30)
Total from investment operations	3.65	(0.01)	(1.23)	2.34	1.91	(0.26)

LESS DISTRIBUTIONS:
From net investment income	—	(0.02)	(0.01)	(0.10)	(0.07)	(0.01)
From net realized gains on investments	(0.58)	(1.52)	(0.32)	(0.22)	—	(1.03)
Total distributions	(0.58)	(1.54)	(0.33)	(0.32)	(0.07)	(1.04)

Net asset value, end of period	$16.60	$13.53	$15.08	$16.64	$14.62	$12.78

Total return (B)	27.07	% (H)	(0.03)%	(7.44)%	16.11%	14.99%	(1.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,410	$15,542	$22,334	$25,769	$27,280	$33,653
Ratios to average net assets (including interest expense)(G)
Expenses, before waiver and reimbursement (C)	2.75	% (I)	2.72%	2.56%	2.50%	2.47%	2.49%
Expenses, net waiver and reimbursement (C)	2.28	% (I)	2.32%	2.28%	2.25%	2.25%	2.25%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.36	)% (I)	(0.52)%	(0.23)%	(0.36)%	(0.01)%	0.10%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.89	)% (I)	(0.12)%	0.05%	(0.11)%	0.21%	0.34%
Portfolio turnover rate	25	% (H)	108%	182%	146%	95%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	2.00	% (I)	1.95%
Expenses, net waiver and reimbursement (C)	1.53	% (I)	1.55%

(G)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	2.75	% (I)	2.70%
Expenses, net waiver and reimbursement (C)	2.28	% (I)	2.30%

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2020	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
(Unaudited)

Net asset value, beginning of period	$13.75	$15.33	$16.91	$14.87	$13.02	$14.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01	0.14	0.17	0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	3.78	0.01	(E)	(1.27)	2.41	1.91	(0.31)
Total from investment operations	3.79	0.15	(1.10)	2.55	2.09	(0.13)

LESS DISTRIBUTIONS:
From net investment income	—	(0.21)	(0.16)	(0.29)	(0.24)	(0.12)
From net realized gains on investments	(0.58)	(1.52)	(0.32)	(0.22)	—	(1.03)
Total distributions	(0.58)	(1.73)	(0.48)	(0.51)	(0.24)	(1.15)

Net asset value, end of period	$16.96	$13.75	$15.33	$16.91	$14.87	$13.02

Total return (B)	27.66	% (G)	1.02%	(6.53)%	17.28%	16.14%	(0.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,973	$13,016	$29,104	$34,533	$22,176	$14,561
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.75	% (H)	1.70%	1.56%	1.50%	1.47%	1.49%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.30%	1.28%	1.25%	1.25%	1.25%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.36	)% (H)	0.53%	0.75%	0.64%	1.00%	1.07%
Net investment income, net waiver and reimbursement (C,D)	0.11	% (H)	0.93%	1.02%	0.89%	1.22%	1.31%
Portfolio turnover rate	25	% (G)	108%	182%	146%	95%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement (C)	1.75	% (H)	1.69%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.30%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$20.47		$19.50	$22.51	$19.64	$16.54	$16.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		—	0.11	(0.02)	0.05	(0.02)
Net realized and unrealized gain on investments	3.40		0.99	0.31	3.40	3.05	0.39
Total from investment operations	3.33		0.99	0.42	3.38	3.10	0.37

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.05)	—	—	—
From net realized gains on investments	—		—	(3.38)	(0.51)	—	(0.22)
Total distributions	—		(0.02)	(3.43)	(0.51)	—	(0.22)

Net asset value, end of period	$23.80		$20.47	$19.50	$22.51	$19.64	$16.54

Total return (B)	16.27	% (E)	5.10%	3.04%	17.28%	18.74%	2.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$88,504		$84,563	$132,383	$139,479	$136,717	$92,749
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.49	% (F)	1.54%	1.45%	1.44%	1.44%	1.51%
Expenses, net waiver and reimbursement	1.38	% (F)	1.39%	1.37%	1.35%	1.35%	1.35%
Net investment income (loss), before waiver and reimbursement	(0.77	)% (F)	(0.14)%	0.45%	(0.18)%	0.16%	(0.28)%
Net investment income (loss), net waiver and reimbursement	(0.65	)% (F)	0.01%	0.54%	(0.09)%	0.26%	(0.13)%
Portfolio turnover rate	44	% (E)	106%	113%	87%	95%	119%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net asset value, beginning of period	$18.99		$18.21	$21.35	$18.79	$15.94	$15.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.14)		(0.13)	(0.05)	(0.17)	(0.09)	(0.13)
Net realized and unrealized gain on investments	3.16		0.91	0.29	3.24	2.94	0.37
Total from investment operations	3.02		0.78	0.24	3.07	2.85	0.24

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(3.38)	(0.51)	—	(0.22)
Total distributions	—		—	(3.38)	(0.51)	—	(0.22)

Net asset value, end of period	$22.01		$18.99	$18.21	$21.35	$18.79	$15.94

Total return (B)	15.90	% (E)	4.28%	2.26%	16.41%	17.88%	1.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,433		$35,572	$59,985	$58,216	$42,815	$28,282
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.24	% (F)	2.29%	2.20%	2.19%	2.19%	2.26%
Expenses, net waiver and reimbursement	2.13	% (F)	2.14%	2.12%	2.10%	2.10%	2.10%
Net investment loss, before waiver and reimbursement	(1.52	)% (F)	(0.89)%	(0.33)%	(0.93)%	(0.60)%	(1.02)%
Net investment loss, net waiver and reimbursement	(1.41	)% (F)	(0.74)%	(0.24)%	(0.84)%	(0.50)%	(0.85)%
Portfolio turnover rate	44	% (E)	106%	113%	87%	95%	119%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.49	% (F)	1.53%
Expenses, net waiver and reimbursement	1.38	% (F)	1.38%

(D)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.24	% (F)	2.28%
Expenses, net waiver and reimbursement	2.13	% (F)	2.13%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016

Net asset value, beginning of period	$20.67		$19.71	$22.72	$19.77		$16.61	$16.41

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)		0.05	0.17	0.04		0.08	0.02
Net realized and unrealized gain on investments	3.44		0.99	0.31	3.42		3.08	0.40
Total from investment operations	3.40		1.04	0.48	3.46		3.16	0.42

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.11)	(0.00	) (B)	—	—
From net realized gains on investments	—		—	(3.38)	(0.51)		—	(0.22)
Total distributions	—		(0.08)	(3.49)	(0.51)		—	(0.22)

Net asset value, end of period	$24.07		$20.67	$19.71	$22.72		$19.77	$16.61

Total return (C)	16.45	% (E)	5.32%	3.32%	17.60%		19.02%	2.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$58,801		$59,938	$147,479	$190,499		$90,821	$26,226
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.24	% (F)	1.29%	1.21%	1.19%		1.19%	1.26%
Expenses, net waiver and reimbursement	1.13	% (F)	1.14%	1.12%	1.10%		1.10%	1.10%
Net investment income (loss), before waiver and reimbursement	(0.52	)% (F)	0.10%	0.72%	0.08%		0.37%	(0.03)%
Net investment income (loss), net waiver and reimbursement	(0.40	)% (F)	0.25%	0.81%	0.17%		0.45%	0.13%
Portfolio turnover rate	44	% (E)	106%	113%	87%		95%	119%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed certain expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.24	% (F)	1.28%
Expenses, net waiver and reimbursement	1.13	% (F)	1.13%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying (“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst Buyback Strategy (“Buyback Strategy”)		Long-term capital appreciation
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Total return from long-term capital appreciation and current income
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Small-Cap Insider, Energy Infrastructure, and Dynamic Alpha are each separate non-diversified series of the Trust and Insider Buying, Buyback Strategy, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment companies purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$7,694,444	$—	$—	$7,694,444
Collateral for Securities Loaned	1,287,902	—	—	1,287,902
Total Assets	$8,982,346	$—	$—	$8,982,346

Insider Buying
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$46,439,975	$—	$—	$46,439,975
Collateral for Securities Loaned	12,722,784	—	—	12,722,784
Total Assets	$59,162,759	$—	$—	$59,162,759

Energy Infrastructure
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$91,814,437	$—	$—	$91,814,437
Total Assets	$91,814,437	$—	$—	$91,814,437

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Buyback Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$10,400,704	$—	$—	$10,400,704
Collateral for Securities Loaned	1,846,300	—	—	1,846,300
Total Assets	$12,247,004	$—	$—	$12,247,004

Global Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$52,152,979	$—	$—	$52,152,979
Closed-End Fund	2,786,400	—	—	2,786,400
Total Assets	$54,939,379	$—	$—	$54,939,379
Liability Derivatives(a,b)
Call Options Written	$5,600	$—	$—	$5,600
Total Liability Derivatives	$5,600	$—	$—	$5,600

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$40,631,244	$—	$—	$40,631,244
Total Assets	$40,631,244	$—	$—	$40,631,244

Dynamic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$185,028,028	$—	$—	$185,028,028
Collateral for Securities Loaned	19,299,941	—	—	19,299,941
Total Assets	$204,327,969	$—	$—	$204,327,969

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Portfolio of Investments for security classifications.

b)	Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2020, were as follows:

			Location of derivatives on Statements of Assets and	Fair value of
Fund	Derivative	Risk Type	Liabilities	Asset/Liability derivatives
Global Equity
	Call Options written	Equity	Options written	$(5,600)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2020, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Options written	Equity	Net change in unrealized appreciation on options written	$9,200
			Totals	$9,200
Tactical Allocation
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	$21,350
			Totals	$21,350

The contracts outstanding as of December 31, 2020 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2020:

				Gross Amounts Not Offset in the Statement
				of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Global Equity
Description of Liability:
Options Written	Wall Street Access	$(5,600	) (1)	$5,600	(2)	$—	$—
Total		$(5,600)		$5,600		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the manager and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

d)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2020, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2020, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2018-2020 for the Funds) or expected to be taken in 2021 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

e)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLP”s) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)       Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of 11/30.

g)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

i)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Small-Cap Insider	Annually	Annually
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Buyback Strategy	Annually	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

j)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

l)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

m)       Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

n)       Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Small-Cap Insider	$5,401,177	$6,462,168	$—	$—
Insider Buying	27,939,907	31,084,593	—	—
Energy Infrastructure	11,799,406	25,277,319	—	—
Buyback Strategy	3,068,419	9,032,880	—	—
Global Equity	4,111,909	6,248,288	—	—
Tactical Allocation	10,188,032	9,193,659	—	—
Dynamic Alpha	78,955,696	101,042,574	—	—

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fees or reimbursed expenses provided that said reimbursement does not cause the Fund’s expenses to exceed the Limitation.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

For the six months ended December 31, 2020, the Manager waived management fees. The Manager may recapture a portion of the waived amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the Limitation in effect at that time of the waiver, no later than the dates as stated below:

						Management Fees
	Management	Expense Limitation				Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Small-Cap Insider	1.25%	1.78%	2.53%	1.53%	10/31/2021	$59,791
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2021	38,448
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2021	85,630
Buyback Strategy	1.00%	1.53%	2.28%	1.28%	10/31/2021	53,930
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2021	123,980
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2021	91,199
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2021	103,590

	Recapture Expires
	No Later Than June 30,
Fund	2021	2022	2023
Small-Cap Insider	$82,177	$100,091	$113,408
Insider Buying	47,148	57,926	71,022
Energy Infrastructure	177,202	103,243	172,965
Buyback Strategy	81,377	67,033	86,806
Global Equity	53,577	156,528	254,667
Tactical Allocation	234,191	247,376	194,493
Dynamic Alpha	309,787	343,166	366,079

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC (“MFund”) and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in -person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund (the “Services Agreement”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2020 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Management Services fees” and “Compliance officer fees”.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2020, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Small-Cap Insider	$5,136	$5,658
Insider Buying	20,124	42,755
Energy Infrastructure	28,999	81,450
Buyback Strategy	5,820	20,129
Global Equity	12,860	45,135
Tactical Allocation	8,343	87,376
Dynamic Alpha	106,908	185,828

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider	$6,967,257	$2,464,696	$(449,607)	$2,015,089
Insider Buying	47,550,410	12,312,991	(700,642)	11,612,349
Energy Infrastructure	131,651,903	1,452,639	(41,290,105)	(39,837,466)
Buyback Strategy	9,473,289	2,947,897	(174,182)	2,773,715
Global Equity	42,135,862	14,821,114	(2,017,597)	12,803,517
Tactical Allocation	32,169,571	9,109,203	(647,530)	8,461,673
Dynamic Alpha	148,318,363	56,467,993	(458,387)	56,009,606

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 (for the period ended November 30, 2019 for the Energy Infrastructure Fund) and June 30, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2020	Income	Capital Gains	Capital	Total
Small-Cap Insider	$—	$—	$—	$—
Insider Buying	—	—	—	—
Energy Infrastructure	3,594,340	—	7,982,356	11,576,696
Buyback Strategy	105,613	—	56	105,669
Global Equity	1,660,853	733,267	—	2,394,120
Tactical Allocation	487,710	5,223,469	—	5,711,179
Dynamic Alpha	450,219	—	113,455	563,674

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
Small-Cap Insider	$—	$—	$—	$—
Insider Buying	—	—	—	—
Energy Infrastructure	1,520,765	—	22,449,655	23,970,420
Buyback Strategy	483,426	—	—	483,426
Global Equity	29,202	3,500,212	—	3,529,414
Tactical Allocation	541,098	1,807,175	—	2,348,273
Dynamic Alpha	3,632,807	59,610,934	—	63,243,741

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for the Energy Infrastructure Fund in which its November 30, 2019 components of distributable earnings have been adjusted for June 30, 2020 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small-Cap Insider	$—	$—	$(1,892,920)	$(31,387,775)	$—	$856,755	$(32,423,940)
Insider Buying	—	—	(6,587,369)	(10,094,392)	—	5,250,686	(11,431,075)
Energy Infrastructure	—	—	—	(34,835,973)	—	(56,886,028)	(91,722,001)
Buyback Strategy	—	—	(3,662,152)	(329,104)	—	1,154,275	(2,836,981)
Global Equity	222,383	—	—	(3,836,903)	—	4,499,762	885,242
Tactical Allocation	—	1,446,164	—	—	—	(1,049,202)	396,962
Dynamic Alpha	—	—	—	(6,808,795)	—	37,000,927	30,192,132

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 options contracts and passive foreign investment companies, and adjustments for real estate investment trusts, partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Small-Cap Insider	$—
Insider Buying	78,474
Energy Infrastructure	—
Buyback Strategy	28,571
Global Equity	—
Tactical Allocation	—
Dynamic Alpha	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Small-Cap Insider	$1,892,920
Insider Buying	6,508,894
Energy Infrastructure	—
Buyback Strategy	3,633,581
Global Equity	—
Tactical Allocation	—
Dynamic Alpha	—

At June 30, 2020, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which its November 30, 2019 capital loss carryforwards are as follows):

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Small-Cap Insider	$26,798,922	$4,588,853	$31,387,775	$—
Insider Buying	10,094,392	—	10,094,392	2,278,424
Energy Infrastructure	10,271,748	6,983,246	17,254,994	—
Buyback Strategy	329,104	—	329,104	111,861
Global Equity	2,827,088	1,009,815	3,836,903	—
Tactical Allocation	—	—	—	—
Dynamic Alpha	6,808,795	—	6,808,795	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows (except for the Energy Infrastructure Fund in which its November 30, 2019 reclassifications for permanent book and tax differences have been adjusted for June 30, 2020 activity):

	Paid In	Accumulated
	Capital	Earnings (Losses)
Small-Cap Insider	$(159,333)	$159,333
Insider Buying	(303,953)	303,953
Energy Infrastructure	(7,544,268)	7,544,268
Buyback Strategy	(29,980)	29,980
Tactical Allocation	—	—
Global Equity	—	—
Dynamic Alpha	(190,105)	190,105

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(6)	LINE OF CREDIT

Currently, the Funds each have a $20,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2020, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense (1)	Interest Rate	12/31/2020
Small-Cap Insider	$95,600	$86	3.25%	$—
Insider Buying	38,133	52	3.25%	—
Energy Infrastructure	483,086	2,530	3.25%	1,886,000
Buyback Strategy	325,519	793	3.25%	—
Tactical Allocation	76,500	55	3.25%	—
Dynamic Alpha	520,250	188	3.25%	—

(1)	Includes only Interest Expense for the six months ended December 31, 2020 and may not tie back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

During the six months ended December 31, 2020, Global Equity did not access the line of credit.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2020.

Gross Amounts of Assets Presented in the Statements of Assets and Liabilities
			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral (1)	Income
Small-Cap Insider *	$1,221,865	$1,221,865	57.55%
Insider Buying *	12,086,687	12,086,687	9.65%
Buyback Strategy *	1,805,116	1,805,116	1.79%
Dynamic Alpha *	18,692,325	18,692,325	1.43%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

The below table shows the collateral held by each Fund at the six months ended December 31, 2020.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Small-Cap Insider
Liabilities
Securities Loaned	US Bank	$(1,287,902)	$—	$(1,287,902)	$1,287,902	$—	$—

Insider Buying
Liabilities
Securities Loaned	US Bank	$(12,722,784)	$—	$(12,722,784)	$12,722,784	$—	$—

Buyback Strategy
Liabilities
Securities Loaned	US Bank	$(1,846,300)	$—	$(1,846,300)	$1,846,300	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$(19,299,941)	$—	$(19,299,941)	$19,299,941	$—	$—

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Energy	Global
Owner	Buying	Infrastructure	Equity
National Financial Services LLC	39%
LPL Financial, LLC *		27%
Pershing LLC			54%

*	These owners are comprised of multiple investors and accounts.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

Consideration and Renewal of a sub-advisory agreement between Catalyst Capital Advisors, LLC and SL Advisors with respect to the Catalyst Energy Infrastructure Fund (formerly, Catalyst MLP & Infrastructure Fund.

In connection with a regular meeting held on November 30, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and SL Advisors LLC (“SLA”), with respect to the Catalyst Energy Infrastructure Fund (“Catalyst Energy”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by SLA.

Nature, Extent, and Quality of Services. The Board discussed that there had been no changes in SLA’s key personnel managing Catalyst Energy. The Board recognized that SLA conducted thorough research on potential investments and reviewed company filings, presentations, sell-side research and industry publications before making investment decisions. The Board acknowledged that the portfolio manager also served as chief compliance officer and that SLA monitored regulatory risks by keeping abreast of proposed changes in legislation impacted sectors in which the Fund invested. The Board observed that SLA attempted to mitigate risk by maintaining portfolio diversification and observing limits on position sizing. The Board discussed that SLA selected broker dealers based on competitive commissions, ability to execute, and the quality of their service and trading technology platform. The Board noted that SLA reported no material compliance, regulatory, or litigation issues reported the last renewal of the sub-advisory agreement. The Board concluded that the services provided by SLA were satisfactory and in line with its expectations.

Performance. The Board noted that despite negative returns, Catalyst Energy outperformed the benchmark Alerian Total Return Index across all periods. The Board concluded that Catalyst Energy’s performance was acceptable in light of Catalyst Energy’s investment strategy.

Fees and Expenses. The Board commented that SLA received half the total advisory fee, less waivers, if any, with a maximum annual fee of 0.625%. The Board noted that SLA’s sub-advisory fee for Catalyst Energy was lower than the fee it charged to other client accounts. The Board concluded that SLA’s sub-advisory fee was not unreasonable.

Profitability. The Board acknowledged that, based on information provided by SLA, SLA was breaking even sub-advising Catalyst Energy. The Board concluded SLA’s profits in connection with Catalyst Energy were not excessive.

Economies of Scale. The Board considered whether SLA had realized economies of scale with respect to the sub-advisory services provided to Catalyst Energy. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that SLA did not appear to have materially benefited from economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Conclusion. Having requested and received such information from SLA as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and SLA, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Catalyst Energy and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2020

Consideration and Renewal of a sub-advisory agreement between Catalyst Capital Advisors, LLC and Lyons Wealth Management, LLC, with respect to the Catalyst/Lyons Tactical Allocation Fund

In connection with a regular meeting held on November 30, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Lyons Wealth Management, LLC (“Lyons”), with respect to Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”)

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Lyons.

Nature, Extent and Quality of Services. The Board observed that Lyons’s proprietary portfolio management models included an equity selection model and a tactical allocation signal that determined Lyons TA’s allocation. The Board noted that Lyons developed and maintained investment parameters for Lyons TA. The Board noted that Lyons monitored compliance with Lyons TA’s investment limitations using checklists and that daily and monthly reports were disseminated to Lyons personnel to allow for multiple reconciliation of inflows, outflows and trade executions. The Board commented that Lyons’s chief compliance officer reviewed the operational, financial and regulatory status of a potential broker-dealer, and periodically reviewed broker-dealers once selected. The Board noted that Lyons reported no material compliance, regulatory or litigation issues since the sub-advisory agreement’s most recent renewal, and that the advisor recommended renewal of its sub-advisory agreement with Lyons. The Board concluded that the services provided by Lyons were in line with its expectations.

Performance. The Board observed that Lyons TA trailed the Lipper Flexible Portfolio Funds Index for the 1-year, 3-year and 5-year periods, but outperformed the index since inception and significantly outperformed its Morningstar category across all time periods. The Board concluded that Lyons TA’s performance was acceptable.

Fees and Expenses. The Board observed that Lyons’s sub-advisory fee was 50% of Catalyst’s net management fee, or a maximum of 0.625% annually. It noted that Lyons’s sub-advisory fee was lower than the fee it charged to other accounts. The Board concluded that Lyons’s sub-advisory fee was not unreasonable.

Profitability. The Board observed that, based on the information Lyons provided, Lyons was operating at loss in connection with Lyons TA. They considered the ancillary benefits received by Lyons from soft dollar arrangements. The Board concluded therefore that excessive profitability was not an issue for Lyons at this time.

Economies of Scale. The Board considered whether Lyons had realized economies of scale with respect to the sub-advisory services provided to Lyons TA. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that Lyons did not appear to have benefited from material economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2020

Conclusion. Having requested and received such information from Lyons as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Lyons, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Lyons TA and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/20) and held for the entire period through 12/31/20.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/20	Value 12/31/20	During Period *	Value 12/31/20	During Period *
Catalyst Small-Cap Insider Buying Fund - Class A	1.78%	$ 1,000.00	$ 1,163.70	$ 9.71	$ 1,016.23	$ 9.05
Catalyst Small-Cap Insider Buying Fund - Class C	2.53%	1,000.00	1,158.80	13.77	1,012.45	12.83
Catalyst Small-Cap Insider Buying Fund - Class I	1.53%	1,000.00	1,165.30	8.35	1,017.49	7.78
Catalyst Insider Buying Fund - Class A	1.53%	1,000.00	1,253.10	8.69	1,017.49	7.78
Catalyst Insider Buying Fund - Class C	2.28%	1,000.00	1,248.20	12.92	1,013.71	11.57
Catalyst Insider Buying Fund - Class I	1.28%	1,000.00	1,254.70	7.27	1,018.75	6.51
Catalyst Energy Infrastructure Fund - Class A	1.68%	1,000.00	1,091.00	8.85	1,016.74	8.54
Catalyst Energy Infrastructure Fund - Class C	2.43%	1,000.00	1,086.80	12.78	1,012.96	12.33
Catalyst Energy Infrastructure Fund - Class I	1.43%	1,000.00	1,092.10	7.54	1,018.00	7.27
Catalyst Buyback Strategy Fund - Class A	1.53%	1,000.00	1,228.40	8.59	1,017.49	7.78
Catalyst Buyback Strategy Fund - Class C	2.28%	1,000.00	1,223.30	12.78	1,013.71	11.57
Catalyst Buyback Strategy Fund - Class I	1.28%	1,000.00	1,230.10	7.19	1,018.75	6.51
Catalyst/MAP Global Equity Fund - Class A	1.21%	1,000.00	1,176.80	6.64	1,019.11	6.16
Catalyst/MAP Global Equity Fund - Class C	1.96%	1,000.00	1,172.90	10.73	1,015.32	9.96
Catalyst/MAP Global Equity Fund - Class I	0.96%	1,000.00	1,178.20	5.27	1,020.37	4.89
Catalyst/Lyons Tactical Allocation Fund - Class A	1.53%	1,000.00	1,274.60	8.77	1,017.49	7.78
Catalyst/Lyons Tactical Allocation Fund - Class C	2.28%	1,000.00	1,270.70	13.05	1,013.71	11.57
Catalyst/Lyons Tactical Allocation Fund - Class I	1.28%	1,000.00	1,276.60	7.34	1,018.75	6.51
Catalyst Dynamic Alpha Fund - Class A	1.38%	1,000.00	1,162.70	7.52	1,018.25	7.02
Catalyst Dynamic Alpha Fund - Class C	2.13%	1,000.00	1,159.00	11.59	1,014.47	10.82
Catalyst Dynamic Alpha Fund - Class I	1.13%	1,000.00	1,164.50	6.16	1,019.51	5.75

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystEquity-SA20

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 8, 2021